UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21336
                                                    ----------------------------

                       FIRST TRUST VALUE LINE(R) 100 FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                    Date of reporting period: MARCH 31, 2006
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST VALUE LINE(R) 100 FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------

COMMON STOCKS - 99.7%

            AEROSPACE & DEFENSE - 4.0%
   118,252  AAR Corp.* ........................................  $    3,367,817
    64,821  Ceradyne, Inc.* ...................................       3,234,568
    34,071  Sequa Corp., Class A* .............................       3,332,144
    55,074  United Industrial Corp. ...........................       3,355,659
                                                                 ---------------
                                                                     13,290,188
                                                                 ---------------
            AIR FREIGHT & LOGISTICS - 2.0%
    65,799  C.H. Robinson Worldwide, Inc. .....................       3,230,073
    37,862  Expeditors International of Washington, Inc. ......       3,270,898
                                                                 ---------------
                                                                      6,500,971
                                                                 ---------------
            AUTOMOBILES - 1.0%
    61,200  Thor Industries, Inc. .............................       3,265,632
                                                                 ---------------
            BIOTECHNOLOGY - 2.0%
    82,286  Digene Corp.* .....................................       3,217,383
    52,944  Gilead Sciences, Inc.* ............................       3,294,176
                                                                 ---------------
                                                                      6,511,559
                                                                 ---------------
            CAPITAL MARKETS - 5.0%
   189,067  Charles Schwab (The) Corp. ........................       3,253,843
   122,275  E*TRADE Financial Corp.* ..........................       3,298,980
    20,812  Goldman Sachs Group (The), Inc. ...................       3,266,652
    65,746  Investment Technology Group, Inc.* ................       3,274,150
    22,849  Lehman Brothers Holdings, Inc. ....................       3,302,366
                                                                 ---------------
                                                                     16,395,991
                                                                 ---------------
            COMMERCIAL SERVICES & SUPPLIES - 3.0%
    66,225  Monster Worldwide Inc.* ...........................       3,301,979
   182,627  Steelcase Inc., Class A ...........................       3,287,286
    94,452  Waste Management, Inc. ............................       3,334,156
                                                                 ---------------
                                                                      9,923,421
                                                                 ---------------
            COMMUNICATIONS EQUIPMENT - 4.9%
   150,315  Cisco Systems, Inc.* ..............................       3,257,326
   113,414  CommScope, Inc.* ..................................       3,237,970
   118,940  Corning Inc.* .....................................       3,200,675
   244,415  Powerwave Technologies, Inc.* .....................       3,297,158
    64,109  QUALCOMM, Inc. ....................................       3,244,556
                                                                 ---------------
                                                                     16,237,685
                                                                 ---------------
            COMPUTERS & PERIPHERALS - 5.0%
    52,645  Apple Computer, Inc.* .............................       3,301,894
    99,752  Hewlett-Packard Company ...........................       3,281,841
   150,200  Palm, Inc.* .......................................       3,478,632
    56,076  SanDisk Corp.* ....................................       3,225,492
   166,202  Western Digital Corp.* ............................       3,229,305
                                                                 ---------------
                                                                     16,517,164
                                                                 ---------------
            CONSTRUCTION & ENGINEERING - 1.0%
    59,983  McDermott International, Inc.* ....................       3,266,074
                                                                 ---------------


             See Notes to Quarterly portfolio of Investments.             Page 1

FIRST TRUST VALUE LINE(R) 100 FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

                                                                     MARKET
  SHARES                                                              VALUE
----------                                                       ---------------

COMMON STOCKS - CONTINUED

            CONSTRUCTION MATERIALS - 1.0%
    51,746  Eagle Materials Inc. ..............................  $    3,299,325
                                                                 ---------------
            DIVERSIFIED FINANCIAL SERVICES - 2.0%
     7,301  Chicago Mercantile Exchange Holdings Inc. .........       3,267,198
    46,244  Moody's Corp. .....................................       3,304,596
                                                                 ---------------
                                                                      6,571,794
                                                                 ---------------
            ELECTRICAL EQUIPMENT - 2.0%
   108,558  General Cable Corp.* ..............................       3,292,564
    62,552  Thomas & Betts Corp.* .............................       3,213,922
                                                                 ---------------
                                                                      6,506,486
                                                                 ---------------
            ELECTRONIC EQUIPMENT & INSTRUMENTS - 9.0%
    88,092  Agilent Technologies, Inc.* .......................       3,307,855
   185,633  AVX Corp. .........................................       3,285,704
    85,624  Benchmark Electronics, Inc.* ......................       3,283,680
   105,719  Brightpoint, Inc.* ................................       3,283,632
   166,202  Ingram Micro Inc., Class A* .......................       3,324,040
   100,057  National Instruments Corp. ........................       3,263,859
   171,698  Newport Corp.* ....................................       3,238,224
    86,714  Plexus Corp.* .....................................       3,257,845
   137,662  Technitrol, Inc. ..................................       3,301,135
                                                                 ---------------
                                                                     29,545,974
                                                                 ---------------
            ENERGY EQUIPMENT & SERVICES - 5.0%
    86,714  Helix Energy Solutions Group Inc.* ................       3,286,461
    25,850  Schlumberger Ltd. .................................       3,271,835
    70,569  TETRA Technologies, Inc.* .........................       3,319,566
    59,373  Tidewater Inc. ....................................       3,279,171
    72,284  Weatherford International Ltd.* ...................       3,306,993
                                                                 ---------------
                                                                     16,464,026
                                                                 ---------------
            HEALTH CARE EQUIPMENT & SUPPLIES - 2.0%
   101,265  Molecular Devices Corp.* ..........................       3,357,947
    58,481  Varian Medical Systems, Inc.* .....................       3,284,293
                                                                 ---------------
                                                                      6,642,240
                                                                 ---------------
            HEALTH CARE PROVIDERS & SERVICES - 2.0%
    36,714  Express Scripts, Inc.* ............................       3,227,161
    93,400  HealthExtras, Inc.* ...............................       3,297,020
                                                                 ---------------
                                                                      6,524,181
                                                                 ---------------
            HOTELS, RESTAURANTS & LEISURE - 1.0%
    87,037  Starbucks Corp.* ..................................       3,276,073
                                                                 ---------------
            HOUSEHOLD DURABLES - 2.0%
   216,183  Champion Enterprises, Inc.* .......................       3,234,098
   145,113  Matsushita Electric Industrial Co., Ltd.,
              Sponsored ADR ...................................       3,212,802
                                                                 ---------------
                                                                      6,446,900
                                                                 ---------------


Page 2              See Notes to Quarterly portfolio of Investments.

FIRST TRUST VALUE LINE(R) 100 FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

                                                                     MARKET
  SHARES                                                              VALUE
----------                                                       ---------------

COMMON STOCKS - CONTINUED

            INDUSTRIAL CONGLOMERATES - 1.0%
    49,498  Walter Industries, Inc. ...........................  $    3,297,557
                                                                 ---------------
            INSURANCE - 1.0%
    56,934  W.R. Berkley Corp. ................................       3,305,588
                                                                 ---------------
            IT SERVICES - 5.0%
   111,291  Accenture Ltd., Class A ...........................       3,346,520
   129,796  Ceridian Corp.* ...................................       3,303,308
    64,667  CheckFree Corp.* ..................................       3,265,684
   211,023  MPS Group, Inc.* ..................................       3,228,652
    79,952  Paychex, Inc. .....................................       3,330,800
                                                                 ---------------
                                                                     16,474,964
                                                                 ---------------
            MACHINERY - 4.9%
   118,552  Columbus McKinnon Corp.* ..........................       3,192,605
    67,720  Dover Corp. .......................................       3,288,483
   105,648  JLG Industries, Inc. ..............................       3,252,902
    55,438  Joy Global, Inc. ..................................       3,313,529
    60,181  Trinity Industries, Inc. ..........................       3,273,245
                                                                 ---------------
                                                                     16,320,764
                                                                 ---------------
            MARINE - 1.0%
    48,666  Kirby Corp.* ......................................       3,314,641
                                                                 ---------------
            MEDIA - 1.0%
   186,906  News Corp., Class B ...............................       3,282,069
                                                                 ---------------
            METALS & MINING - 1.0%
    35,140  Reliance Steel & Aluminum Company .................       3,300,349
                                                                 ---------------
            OIL, GAS & CONSUMABLE FUELS - 3.9%
    65,918  Peabody Energy Corp. ..............................       3,322,926
    67,274  Petro-Canada ......................................       3,201,570
    37,945  Petroleo Brasileiro S.A., ADR .....................       3,288,693
    59,416  Talisman Energy Inc. ..............................       3,159,743
                                                                 ---------------
                                                                     12,972,932
                                                                 ---------------
            PHARMACEUTICALS - 1.0%
   134,051  Biovail Corp. .....................................       3,264,142
                                                                 ---------------
            ROAD & RAIL - 1.0%
    54,369  CSX Corp. .........................................       3,251,266
                                                                 ---------------
            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.9%
    96,975  Advanced Micro Devices, Inc.* .....................       3,215,691
   363,428  Amkor Technology, Inc.* ...........................       3,140,018
    75,209  Broadcom Corp., Class A* ..........................       3,246,020
    73,734  Cymer, Inc.* ......................................       3,350,473
   221,753  Integrated Device Technology, Inc.* ...............       3,295,249
   114,486  Intersil Corp., Class A ...........................       3,310,935
    59,742  Marvell Technology Group Ltd.* ....................       3,232,042
   226,200  Micrel, Inc.* .....................................       3,352,284


            See Notes to Quarterly portfolio of Investments.              Page 3

FIRST TRUST VALUE LINE(R) 100 FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

                                                                     MARKET
  SHARES                                                              VALUE
----------                                                       ---------------

COMMON STOCKS - CONTINUED

            SEMICONDUCTORS
              & SEMICONDUCTOR EQUIPMENT - (CONTINUED)
    91,878  Microchip Technology Inc. .........................  $    3,335,171
    57,353  NVIDIA Corp.* .....................................       3,284,033
   108,235  OmniVision Technologies, Inc.* ....................       3,268,697
                                                                 ---------------
                                                                     36,030,613
                                                                 ---------------
            SOFTWARE - 6.1%
    91,595  Amdocs Ltd.* ......................................       3,302,916
   150,246  BMC Software, Inc.* ...............................       3,254,328
    90,706  Citrix Systems, Inc.* .............................       3,437,757
   138,772  Internet Security Systems, Inc.* ..................       3,327,753
   146,873  Jack Henry & Associates, Inc. .....................       3,358,985
   118,423  Red Hat, Inc.* ....................................       3,313,476
                                                                 ---------------
                                                                     19,995,215
                                                                 ---------------
            SPECIALTY RETAIL - 4.0%
   135,103  Circuit City Stores, Inc. .........................       3,307,321
    68,571  Dress Barn (The), Inc.* ...........................       3,287,979
    87,785  Guess?,  Inc.* ....................................       3,433,271
    77,070  Home Depot (The), Inc. ............................       3,260,061
                                                                 ---------------
                                                                     13,288,632
                                                                 ---------------
            TEXTILES, APPAREL & LUXURY GOODS - 1.0%
    68,100  Gildan Activewear Inc.* ...........................       3,236,112
                                                                 ---------------
            TRADING COMPANIES & DISTRIBUTORS - 3.0%
    69,460  Fastenal Company ..................................       3,288,236
    58,881  MSC Industrial Direct Company, Inc., Class A ......       3,180,752
    46,521  Watsco, Inc. ......................................       3,305,317
                                                                 ---------------
                                                                      9,774,305
                                                                 ---------------

            TOTAL COMMON STOCKS ...............................     328,294,833
                                                                 ---------------
            (Cost $275,526,712)

            TOTAL INVESTMENTS - 99.7% .........................     328,294,833
            (Cost $275,526,712)**

            NET OTHER ASSETS & LIABILITIES - 0.3% .............       1,066,936
                                                                 ---------------
            NET ASSETS - 100.0% ...............................  $  329,361,769
                                                                 ===============

________________________________________________________________________________

  *   Non-income producing security.

 **   Aggregate cost for federal income tax and financial reporting purposes.

ADR   American Depository Receipt.


Page 4              See Notes to Quarterly portfolio of Investments.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS-(UNAUDITED)
--------------------------------------------------------------------------------

                       FIRST TRUST VALUE LINE(R) 100 FUND
                                 MARCH 31, 2006

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The First Trust Value Line(R) 100 Fund (the "Fund") determines the net asset value ("NAV") of its shares daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

                    2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of March 31, 2006, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $54,262,655, and the aggregate unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,494,534.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST VALUE LINE(R) 100 FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              MAY 23, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                            James A. Bowen, Chairman of the Board, President and
                            Chief Executive Officer
                            (principal executive officer)

Date              MAY 23, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date              MAY 23, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.